Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TRUST I
J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware Equity Fund
(the “Fund”)
(All Share Classes)
Supplement dated November 1, 2021
to the Summary Prospectuses and Prospectuses dated March 1, 2021, as supplemented
Effective immediately, the disclosures under the “Risk/Return Summaries — JPMorgan Tax Aware Equity Fund — What are the Fund’s main investment strategies” section is hereby deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large and medium capitalization U.S. companies, but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Large and medium capitalization companies are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase. As of December 31, 2020, the market capitalizations of the companies in the S&P 500 Index ranged from $4.2 billion to $2,253 billion.
The Fund focuses on those equity securities that it considers attractively valued and seeks to outperform the Benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Fund seeks to produce returns that exceed those of the Benchmark.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.
Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in‑depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Fund invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Fund’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Fund for reasons other than material ESG factors.
On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price

•	high perceived potential reward compared to perceived potential risk
•	possible temporary mispricings caused by apparent market overreactions
The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.

JPMorgan Tax Aware Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TRUST I
J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware Equity Fund
(the “Fund”)
(All Share Classes)
Supplement dated November 1, 2021
to the Summary Prospectuses and Prospectuses dated March 1, 2021, as supplemented
Effective immediately, the disclosures under the “Risk/Return Summaries — JPMorgan Tax Aware Equity Fund — What are the Fund’s main investment strategies” section is hereby deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large and medium capitalization U.S. companies, but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Large and medium capitalization companies are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase. As of December 31, 2020, the market capitalizations of the companies in the S&P 500 Index ranged from $4.2 billion to $2,253 billion.
The Fund focuses on those equity securities that it considers attractively valued and seeks to outperform the Benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Fund seeks to produce returns that exceed those of the Benchmark.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.
Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in‑depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Fund invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Fund’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Fund for reasons other than material ESG factors.
On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high perceived potential reward compared to perceived potential risk
•	possible temporary mispricings caused by apparent market overreactions
The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large and medium capitalization U.S. companies, but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Large and medium capitalization companies are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase. As of December 31, 2020, the market capitalizations of the companies in the S&P 500 Index ranged from $4.2 billion to $2,253 billion.
The Fund focuses on those equity securities that it considers attractively valued and seeks to outperform the Benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Fund seeks to produce returns that exceed those of the Benchmark.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.
Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in‑depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Fund invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Fund’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Fund for reasons other than material ESG factors.
On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high perceived potential reward compared to perceived potential risk
•	possible temporary mispricings caused by apparent market overreactions
The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.